Basis of Preparation/impact of changes in accounting principles - Basis of Preparation (Detail: Text Values) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Application of the EU carve out version of IAS 39 [Abstract]
Positive impact on profit before tax	€ 280	€ 346	€ 683	€ 250
Positive impact on profit after tax	€ 198	€ 247	€ 485	€ 177
Calculation impact on CET capital ratio (in bps)			26	11